Subsequent Events	12 Months Ended
Dec. 31, 2025
Subsequent Events
Subsequent Events

Note 31.  Subsequent Events

After the reporting date, the Company received an early-stage communication referencing potential breach of contract term. No formal claims or proceedings have been initiated. Management considers this a non-adjusting event under IAS 10 and is unable to reasonably estimate any potential impact at this early stage.